Schedule of Supplement Cash Outflows in Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating cash outflows in operating leases	$ 610	$ 634	$ 2,639	$ 2,426